Note 10 - Income Taxes (Detail) - A Reconciliation of Income Tax Expense	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computed at statutory rate	34.00%	34.00%	34.00%
Increase (reduction) in taxes resulting from:
State financial institution tax and credits	(33.10%)	(17.80%)	(83.70%)
ESOP	(3.30%)	(5.60%)	(4.40%)
Cash surrender value of life insurance	(7.90%)	(7.10%)	(8.00%)
Valuation allowance	(3.50%)	5.10%	64.30%
Other	6.60%	6.90%	(7.50%)
Actual tax provision (credit)	(7.20%)	15.50%	(5.30%)